Interest in other entities - Summary of interests in subsidiaries (Detail) - Santander UK Group Holdings plc [member] £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Disclosure of subsidiaries [line items]
At 1 January 2017, 31 December 2017 and 1 January 2018	£ 11,268
Additions	377
At 31 December 2018	11,645
Cost [member]
Disclosure of subsidiaries [line items]
At 1 January 2017, 31 December 2017 and 1 January 2018	11,268
Additions	377
At 31 December 2018	£ 11,645